SCHEDULE OF PREPAYMENTS AND OTHER ASSETS (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Prepayments And Other Assets
Security deposits	[1]	$ 3,015,377	$ 2,855,811
Others		135,159	641,877
Prepayments and other assets		3,150,536	3,497,688
Less: prepayments and other current assets		(187,207)	(79,822)
Prepayments and other non-current assets		$ 2,963,329	$ 3,417,866

[1]	The Company paid security deposits primarily to secure its obligations under various operating lease agreements.